Share capital (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized	$ 1,170,697	$ 2,305,873	$ 3,091,466	$ 5,188,221
Stock options granted in 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized	828,876	1,222,498	2,749,645	4,069,246
Stock options granted in 2016 and 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized		1,083,375		1,118,975
Stock options granted in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized	$ 341,821		$ 341,821